Acquisition of a subsidiary (Details) - CNY (¥)	Mar. 31, 2022	Oct. 27, 2021
Disclosure of detailed information about business combination [line items]
Consideration transferred	¥ 1,038,381,000
YGF Investment V Limited
Disclosure of detailed information about business combination [line items]
Percentage of shares and voting interests acquired	20.00%	80.00%
Consideration transferred		¥ 694,479,000